SCHEDULE OF INVESTMENTS
Corporate Bond (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5-26-22	$1,320	$1,354
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	855	905
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	1,658	1,701
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	857	903
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	2,191	2,328
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	2,639	2,702

TOTAL ASSET-BACKED SECURITIES – 1.9%		$9,893

(Cost: $9,400)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 1.1%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.464%, 7-23-22	1,000	1,053
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	500	553
4.600%, 10-15-38	3,000	3,595
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.950%, 1-15-25	815	841

		6,042

Integrated Telecommunication Services – 2.4%
AT&T, Inc.:
2.950%, 7-15-26	2,000	2,028
4.350%, 3-1-29	3,500	3,868
Verizon Communications, Inc.:
4.500%, 8-10-33	3,500	4,073

5.250%, 3-16-37	1,250	1,554
4.812%, 3-15-39	1,684	2,019

		13,542

Interactive Home Entertainment – 0.6%
Activision Blizzard, Inc., 2.300%, 9-15-21	3,145	3,153

Movies & Entertainment – 0.5%
Walt Disney Co. (The), 4.125%, 6-1-44	2,574	3,111

Publishing – 0.4%
Thomson Reuters Corp.:
3.350%, 5-15-26	350	361
5.850%, 4-15-40	1,500	1,800

		2,161

Wireless Telecommunication Service – 1.2%
Crown Castle Towers LLC, 3.663%, 5-15-25(A)	2,450	2,565
Sprint Spectrum L.P., 3.360%, 9-20-21(A)	1,750	1,757
Vodafone Group plc, 4.125%, 5-30-25(B)	2,000	2,163

		6,485

Total Communication Services - 6.2%		34,494

Consumer Discretionary
Auto Parts & Equipment – 0.3%
Lear Corp., 3.800%, 9-15-27	1,750	1,761

Automobile Manufacturers – 0.3%
General Motors Co., 5.000%, 10-1-28	1,250	1,329

Casinos & Gaming – 0.3%
Las Vegas Sands Corp., 3.500%, 8-18-26	1,600	1,625

Education Services – 0.1%
University of Southern California, 3.028%, 10-1-39	500	516

Footwear – 0.9%
NIKE, Inc., 3.875%, 11-1-45	4,500	5,146

Home Improvement Retail – 0.6%
Home Depot, Inc. (The), 4.200%, 4-1-43	2,800	3,291

Hotels, Resorts & Cruise Lines – 1.0%
Royal Caribbean Cruises Ltd.:
2.650%, 11-28-20	1,875	1,882
3.700%, 3-15-28	3,500	3,588

		5,470

Restaurants – 0.3%
Starbucks Corp., 4.450%, 8-15-49	1,500	1,741

Total Consumer Discretionary - 3.8%		20,879

Consumer Staples
Brewers – 1.6%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	6,750	7,807
Molson Coors Brewing Co., 2.250%, 3-15-20	1,000	999

		8,806

Distillers & Vintners – 0.2%
Constellation Brands, Inc., 2.650%, 11-7-22	1,000	1,011

Drug Retail – 1.0%
CVS Health Corp.:
2.800%, 7-20-20	75	75
4.100%, 3-25-25	2,500	2,670
3.250%, 8-15-29	1,875	1,885
5.050%, 3-25-48	1,000	1,137

		5,767

Household Products – 0.4%
Procter & Gamble Co. (The), 2.700%, 2-2-26	2,000	2,077

Hypermarkets & Super Centers – 0.5%
Walmart, Inc., 4.050%, 6-29-48	2,250	2,703

Packaged Foods & Meats – 2.7%
General Mills, Inc., 3.200%, 4-16-21	4,045	4,107
Mars, Inc., 3.200%, 4-1-30(A)	3,625	3,836
Nestle Holdings, Inc., 3.900%, 9-24-38(A)	3,500	4,046
Smithfield Foods, Inc.:
2.650%, 10-3-21(A)	1,250	1,238
3.350%, 2-1-22(A)	1,500	1,504

		14,731

Soft Drinks – 1.2%
Keurig Dr Pepper, Inc., 4.057%, 5-25-23	2,125	2,248
PepsiCo, Inc.:
3.450%, 10-6-46	2,500	2,696
3.375%, 7-29-49	1,875	2,002

		6,946

Tobacco – 1.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
3.490%, 2-14-22	1,830	1,877
2.850%, 8-9-22	550	556
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	1,700	1,704
Philip Morris International, Inc., 2.875%, 5-1-24	1,900	1,950

		6,087

Total Consumer Staples - 8.7%		48,128

Energy
Oil & Gas Equipment & Services – 0.9%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.:
2.773%, 12-15-22	3,000	3,050
3.337%, 12-15-27	2,000	2,052

		5,102

Oil & Gas Exploration & Production – 1.8%
BP Capital Markets plc (GTD by BP plc):

3.216%, 11-28-23	1,500	1,558
3.814%, 2-10-24	3,000	3,196
Canadian Natural Resources Ltd., 3.850%, 6-1-27	3,500	3,692
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11-15-34	218	240
EQT Corp., 3.000%, 10-1-22	1,450	1,394

		10,080

Oil & Gas Refining & Marketing – 0.4%
Phillips 66 (GTD by Phillips 66 Co.) (3-Month U.S. LIBOR plus 60 bps), 2.732%, 2-26-21(C)	2,000	2,000

Oil & Gas Storage & Transportation – 5.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	2,000	2,058
Colonial Pipeline Co., 4.250%, 4-15-48(A)	1,000	1,155
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	1,000	1,051
Energy Transfer Partners L.P., 4.200%, 4-15-27	2,000	2,104
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,000	1,004
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	1,400	1,475
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11-1-24	1,031	1,056
4.500%, 12-15-26	1,750	1,857
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	2,500	2,729
Sabine Pass Liquefaction LLC, 4.200%, 3-15-28	1,500	1,590
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	2,000	2,070
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	500	514
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,470
TransCanada Corp., 5.100%, 3-15-49	3,000	3,604
Transcontinental Gas Pipe Line Co. LLC, 4.600%, 3-15-48	1,000	1,108
Williams Partners L.P.:
3.750%, 6-15-27	500	517
4.850%, 3-1-48	1,500	1,610

		27,972

Total Energy - 8.1%		45,154

Financials
Asset Management & Custody Banks – 1.8%
Ares Capital Corp.:
3.875%, 1-15-20	280	281
4.250%, 3-1-25	2,000	2,060
BlackRock, Inc., 3.250%, 4-30-29	1,900	2,035
Blackstone Holdings Finance Co. LLC, 2.500%, 1-10-30(A)	1,875	1,820

Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	2,250	2,547
State Street Corp., 4.375%, 3-7-21	1,250	1,290

		10,033

Consumer Finance – 1.5%
American Express Credit Corp., 2.200%, 3-3-20	2,000	2,000
Capital One Financial Corp.:
4.200%, 10-29-25	1,500	1,599
3.750%, 7-28-26	1,000	1,040
Ford Motor Credit Co. LLC:
5.875%, 8-2-21	1,500	1,571
3.810%, 1-9-24	1,500	1,495
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.200%, 7-6-21	500	505

		8,210

Diversified Banks – 10.1%
Banco Santander S.A., 3.500%, 4-11-22	1,250	1,283
Bank of America Corp.:
2.503%, 10-21-22	4,000	4,029
4.244%, 4-24-38	2,000	2,290
Bank of America Corp. (3- Month U.S. LIBOR plus 77bps), 3.057%, 2-5-26(C)	4,000	3,959
Bank of Montreal, 2.100%, 12-12-19	500	500
Bank of New York Mellon Corp. (The), 3.550%, 9-23-21	1,250	1,288
BB&T Corp.:
2.050%, 5-10-21	1,000	999
2.750%, 4-1-22	3,500	3,552
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,076
Commonwealth Bank of Australia, 2.000%, 9-6-21(A)(B)	1,500	1,499
Danske Bank A.S., 2.700%, 3-2-22(A)	1,500	1,507
Fifth Third Bank N.A.:
2.250%, 6-14-21	500	502
3.350%, 7-26-21	1,500	1,530
HSBC Holdings plc, 3.803%, 3-11-25	2,250	2,344
Huntington Bancshares, Inc., 2.300%, 1-14-22	500	503
ING Groep N.V., 3.550%, 4-9-24	1,325	1,384
KeyBank N.A., 3.300%, 2-1-22	750	771
Korea Development Bank, 3.000%, 3-19-22	1,125	1,146
Mitsubishi UFJ Financial Group, Inc.:
2.998%, 2-22-22	500	509
3.218%, 3-7-22	2,000	2,046
Mizuho Financial Group, Inc., 2.953%, 2-28-22	3,000	3,043
Royal Bank of Canada, 3.200%, 4-30-21	3,000	3,056
Santander Holdings USA, Inc., 3.400%, 1-18-23	2,500	2,558
Toronto-Dominion Bank, 3.250%, 3-11-24	1,875	1,961
U.S. Bancorp, 3.375%, 2-5-24	1,000	1,053
U.S. Bank N.A., 3.450%, 11-16-21	7,000	7,203

Wells Fargo & Co.:
2.100%, 7-26-21	1,000	1,000
3.069%, 1-24-23	1,500	1,528
3.900%, 5-1-45	1,000	1,129
Westpac Banking Corp., 2.000%, 8-19-21	1,000	999

		56,247

Diversified Capital Markets – 0.4%
Credit Suisse Group AG, 3.574%, 1-9-23(A)	2,000	2,045

Financial Exchanges & Data – 0.6%
Intercontinental Exchange, Inc., 4.250%, 9-21-48	2,750	3,279

Insurance Brokers – 0.9%
Marsh & McLennan Cos., Inc.:
3.500%, 12-29-20	1,000	1,016
2.750%, 1-30-22	2,000	2,030
Willis North America, Inc., 2.950%, 9-15-29	1,700	1,668

		4,714

Investment Banking & Brokerage – 2.7%
Cantor Fitzgerald L.P., 4.875%, 5-1-24(A)	875	924
Credit Suisse Group Funding (Guernsey) Ltd., 3.125%, 12-10-20	1,000	1,009
Daiwa Securities Group, Inc., 3.129%, 4-19-22(A)	1,000	1,016
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,000	1,011
2.905%, 7-24-23	1,000	1,014
3.272%, 9-29-25	2,500	2,580
3.750%, 2-25-26	1,000	1,058
3.500%, 11-16-26	2,000	2,081
4.017%, 10-31-38	1,500	1,614
Morgan Stanley, 3.875%, 1-27-26	1,000	1,073
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 3.683%, 10-24-23(C)	1,500	1,527

		14,907

Life & Health Insurance – 4.2%
Aflac, Inc., 4.750%, 1-15-49	750	915
Athene Holding Ltd., 4.125%, 1-12-28	3,000	3,085
MetLife Global Funding I, 1.950%, 9-15-21(A)	2,000	2,000
Metropolitan Life Insurance Co., 3.450%, 10-9-21(A)	3,000	3,082
New York Life Global Funding, 2.900%, 1-17-24(A)	5,500	5,671
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,204
Principal Life Global Funding II, 3.000%, 4-18-26(A)	1,000	1,033
Protective Life Global Funding:
2.262%, 4-8-20(A)	2,500	2,501
2.700%, 11-25-20(A)	1,000	1,006
Sumitomo Life Insurance Co., 4.000%, 9-14-77(A)	1,000	1,039

		23,536

Other Diversified Financial Services – 2.1%
Citigroup, Inc.:
2.700%, 3-30-21	3,000	3,029
3.500%, 5-15-23	2,000	2,073

3.980%, 3-20-30	1,875	2,044
JPMorgan Chase & Co.:
2.700%, 5-18-23	3,000	3,052
3.540%, 5-1-28	1,500	1,580

		11,778

Property & Casualty Insurance – 0.5%
Aon Corp. (GTD by Aon plc), 3.750%, 5-2-29	2,500	2,668

Regional Banks – 1.4%
PNC Bank N.A.:
2.450%, 11-5-20	264	265
3.300%, 10-30-24	1,000	1,050
PNC Financial Services Group, Inc. (The):
2.600%, 7-23-26	1,875	1,898
3.450%, 4-23-29	2,000	2,136
SunTrust Banks, Inc., 3.200%, 4-1-24	2,500	2,599

		7,948

Reinsurance – 0.3%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	1,700	1,809

Specialized Finance – 0.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6-15-21(A)	3,000	3,093
8.100%, 7-15-36(A)	500	638

		3,731

Total Financials - 27.2%		150,905

Health Care
Biotechnology – 1.4%
Amgen, Inc.:
2.200%, 5-11-20	2,000	2,000
3.875%, 11-15-21	2,500	2,581
3.625%, 5-22-24	1,500	1,589
4.950%, 10-1-41	1,500	1,777

		7,947

Health Care Distributors – 0.5%
McKesson Corp., 3.650%, 11-30-20	2,500	2,541

Health Care Equipment – 0.9%
Becton Dickinson & Co., 2.894%, 6-6-22	3,000	3,046
Boston Scientific Corp., 4.550%, 3-1-39	1,875	2,213

		5,259

Health Care Facilities – 0.3%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.125%, 6-15-29	1,675	1,754

Health Care Services – 0.5%
Cigna Corp., 3.400%, 9-17-21	2,500	2,557

Health Care Supplies – 1.0%
Abbott Laboratories:
3.400%, 11-30-23	700	736
4.750%, 11-30-36	3,000	3,687
Shire Acquisitions Investments Ireland Designated Activity Co., 2.400%, 9-23-21	1,000	1,004

		5,427

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc., 2.750%, 9-15-29	1,875	1,855
PerkinElmer, Inc., 3.300%, 9-15-29	1,700	1,698

		3,553

Managed Health Care – 1.2%
Humana, Inc., 2.900%, 12-15-22	5,000	5,086
UnitedHealth Group, Inc., 3.500%, 2-15-24	1,500	1,578

		6,664

Pharmaceuticals – 2.8%
Bayer U.S. Finance II LLC, 4.375%, 12-15-28(A)	2,500	2,700
Bayer U.S. Finance LLC, 3.000%, 10-8-21(A)	1,500	1,518
Bristol-Myers Squibb Co., 2.900%, 7-26-24(A)	1,875	1,935
Elanco Animal Health, Inc., 3.912%, 8-27-21	1,250	1,280
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc), 3.500%, 3-15-21	1,000	1,005
Pfizer, Inc., 3.900%, 3-15-39	2,500	2,799
Zoetis, Inc.:
3.900%, 8-20-28	1,500	1,642
4.700%, 2-1-43	2,000	2,399

		15,278

Total Health Care - 9.2%		50,980

Industrials
Aerospace & Defense – 2.4%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	1,500	1,577
Boeing Co. (The):
1.650%, 10-30-20	500	498
3.750%, 2-1-50	2,375	2,571
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	1,000	1,039
L3Harris Technologies, Inc., 3.850%, 12-15-26(A)	500	538
Northrop Grumman Corp.:
3.250%, 1-15-28	2,250	2,362
4.030%, 10-15-47	3,000	3,401
Rockwell Collins, Inc., 2.800%, 3-15-22	1,500	1,525

		13,511

Agricultural & Farm Machinery – 0.2%
CNH Industrial N.V., 3.850%, 11-15-27	1,000	1,031

Air Freight & Logistics – 0.4%
FedEx Corp., 3.100%, 8-5-29	2,000	1,988

Airlines – 0.7%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	3,000	3,012
Sydney Airport Finance, 3.625%, 4-28-26(A)	1,000	1,044

		4,056

Building Products – 0.3%
Allegion plc, 3.500%, 10-1-29	1,700	1,717

Environmental & Facilities Services – 1.1%
Waste Connections, Inc., 3.500%, 5-1-29	2,000	2,134
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.):
4.100%, 3-1-45	2,500	2,869
4.150%, 7-15-49	1,000	1,169

		6,172

Industrial Machinery – 0.4%
Roper Technologies, Inc., 2.950%, 9-15-29	2,000	2,005

Railroads – 0.9%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	1,000	1,201
Kansas City Southern, 4.300%, 5-15-43	1,475	1,609
Union Pacific Corp., 3.550%, 8-15-39	1,875	1,964

		4,774

Research & Consulting Services – 0.7%
RELX Capital, Inc. (GTD by RELX plc), 4.000%, 3-18-29	1,875	2,047
Verisk Analytics, Inc., 4.125%, 3-15-29	1,700	1,874

		3,921

Total Industrials - 7.1%		39,175

Information Technology
Application Software – 0.2%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC, 4.300%, 6-18-29(A)	925	989

Communications Equipment – 0.4%
Motorola Solutions, Inc., 4.600%, 5-23-29	2,075	2,262

Data Processing & Outsourced Services – 1.8%
Fiserv, Inc., 3.500%, 7-1-29	2,425	2,552
Global Payments, Inc., 2.650%, 2-15-25	1,675	1,682
PayPal Holdings, Inc., 2.650%, 10-1-26	1,700	1,707
Visa, Inc.:
2.800%, 12-14-22	3,000	3,087
4.150%, 12-14-35	1,000	1,205

		10,233

Electronic Components – 0.6%
Maxim Integrated Products, Inc., 3.450%, 6-15-27	3,500	3,617

Electronic Equipment & Instruments – 0.5%
Keysight Technologies, Inc., 4.600%, 4-6-27	2,500	2,752

IT Consulting & Other Services – 0.5%
International Business Machines Corp., 3.000%, 5-15-24	2,625	2,716

Semiconductor Equipment – 0.4%
Lam Research Corp., 3.750%, 3-15-26	1,875	2,001

Semiconductors – 2.1%
Broadcom, Inc., 3.125%, 4-15-21(A)	1,417	1,431
Intel Corp.:
4.000%, 12-15-32	1,500	1,738
4.100%, 5-19-46	3,000	3,492
QUALCOMM, Inc.:
4.800%, 5-20-45	500	597
4.300%, 5-20-47	1,500	1,678
Texas Instruments, Inc.,
3.875%, 3-15-39	2,500	2,894

		11,830

Systems Software – 1.1%
CA, Inc., 5.375%, 12-1-19	1,080	1,085
Microsoft Corp., 3.500%, 2-12-35	4,500	4,976

		6,061

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc.:
2.400%, 5-3-23	4,000	4,064
3.200%, 5-11-27	3,750	3,978
4.500%, 2-23-36	1,500	1,830
NetApp, Inc., 3.375%, 6-15-21	1,038	1,056

		10,928

Total Information Technology - 9.6%		53,389

Materials
Diversified Metals & Mining – 0.3%
Anglo American Capital plc, 3.750%, 4-10-22(A)	1,500	1,540

Specialty Chemicals – 0.2%
Methanex Corp., 5.250%, 3-1-22	1,404	1,459

Total Materials - 0.5%		2,999

Real Estate
Health Care REITs – 0.3%
Senior Housing Properties Trust, 4.750%, 2-15-28	1,500	1,508

Hotel & Resort REITs – 0.6%
Hospitality Properties Trust, 3.950%, 1-15-28	3,700	3,512

Industrial REITs – 0.1%
Aircastle Ltd., 5.500%, 2-15-22	598	636

Specialized REITs – 3.3%
American Tower Corp.:
3.070%, 3-15-23(A)	1,500	1,524
3.000%, 6-15-23	2,500	2,557
4.400%, 2-15-26	1,000	1,097
3.700%, 10-15-49	1,875	1,870
American Tower Trust I, 3.652%, 3-23-28(A)	1,000	1,076
Crown Castle International Corp.:
2.250%, 9-1-21	500	500
5.250%, 1-15-23	1,027	1,121
3.200%, 9-1-24	1,250	1,288
4.000%, 3-1-27	2,000	2,159
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	1,375	1,509
Public Storage, Inc., 3.385%, 5-1-29	1,500	1,609
Ventas Realty L.P. (GTD by Ventas, Inc.), 2.650%, 1-15-25	1,875	1,888

		18,198

Total Real Estate - 4.3%		23,854

Utilities
Electric Utilities – 5.1%
AEP Transmission Co. LLC, 4.250%, 9-15-48	1,500	1,766
CenterPoint Energy, Inc., 4.250%, 11-1-28	5,000	5,495
Commonwealth Edison Co., 3.650%, 6-15-46	3,000	3,243
Consumers Energy Co., 4.350%, 4-15-49	1,500	1,842
Duke Energy Carolinas LLC, 3.750%, 6-1-45	1,625	1,757
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,000	1,075
Entergy Arkansas, Inc., 4.000%, 6-1-28	1,800	1,976
Florida Power & Light Co., 3.990%, 3-1-49	1,875	2,190

Kansas City Power & Light Co., 4.200%, 3-15-48	1,000	1,172
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	2,000	2,434
Southern California Edison Co., 4.125%, 3-1-48	1,525	1,659
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,500	1,843
Wisconsin Electric Power Co.:
4.250%, 6-1-44	250	283
4.300%, 10-15-48	1,250	1,487

		28,222

Gas Utilities – 0.3%
Southern California Gas Co., 4.300%, 1-15-49	1,500	1,781

Independent Power Producers & Energy Traders – 0.4%
Black Hills Corp., 4.350%, 5-1-33	2,000	2,247

Multi-Utilities – 1.8%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	1,500	1,750
Berkshire Hathaway Energy Co., 2.800%, 1-15-23	1,500	1,538
Dominion Resources, Inc., 2.750%, 1-15-22	3,000	3,028
Public Service Electric and Gas Co.:
1.900%, 3-15-21	2,000	1,999
2.250%, 9-15-26	1,500	1,488

		9,803

Water Utilities – 0.3%
American Water Capital Corp., 4.150%, 6-1-49	1,500	1,724

Total Utilities - 7.9%		43,777

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$513,734

(Cost: $483,872)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO - 0.1%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 4.363%, 3-25-35(C)	965	756
Structured Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificates, Series 2004-1, ClassB2-II (Mortgage spread to 3-year U.S. Treasury index), 4.498%, 2-25-34(C)	7	—	*

		756

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$756

(Cost: $967)

MUNICIPAL BONDS - TAXABLE
New York – 0.7%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,005	4,094

Ohio – 0.4%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	2,000	2,281

Pennsylvania – 0.1%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable - Build America Bonds), 4.750%, 7-15-22	750	767

TOTAL MUNICIPAL BONDS - TAXABLE – 1.2%		$7,142

(Cost: $5,766)

OTHER GOVERNMENT SECURITIES(D)
Canada - 0.6%
Province de Quebec, 7.140%, 2-27-26	2,500	3,167

TOTAL OTHER GOVERNMENT SECURITIES – 0.6%		$3,167

(Cost: $2,703)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.2%
Tennessee Valley Authority, 2.875%, 2-1-27	1,000	1,062

Mortgage-Backed Obligations - 0.0%
Government National Mortgage Association Agency REMIC/CMO, 0.018%, 6-17-45(E)	12	—	*

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$1,062

(Cost: $1,002)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 0.7%
U.S. Treasury Bonds, 2.250%, 8-15-49	2,700	2,779
U.S. Treasury Notes, 1.500%, 9-30-24	1,350	1,347

		4,126

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.7%		$4,126

(Cost: $4,108)

SHORT-TERM SECURITIES
Commercial Paper(F) - 0.8%
J.M. Smucker Co. (The), 2.150%, 10-1-19	4,323	4,323

Master Note - 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(G)	4,703	4,703

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares,
1.900%, (H)(I)	430	430

TOTAL SHORT-TERM SECURITIES – 1.7%		$9,456

(Cost: $9,456)

TOTAL INVESTMENT SECURITIES – 99.0%		$549,336

(Cost: $517,274)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		5,813

NET ASSETS – 100.0%		$555,149

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019 the total value of these securities amounted to $79,021 or 14.2% of net assets.

(B)	All or a portion of securities with an aggregate value of $624 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(E)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.
(F)	Rate shown is the yield to maturity at September 30, 2019.
(G)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(H)	Investment made with cash collateral received from securities on loan.
(I)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$9,893	$—
Corporate Debt Securities	—	513,734	—
Mortgage-Backed Securities	—	756	—
Municipal Bonds	—	7,142	—
Other Government Securities	—	3,167	—
United States Government Agency Obligations	—	1,062	—
United States Government Obligations	—	4,126	—
Short-Term Securities	430	9,026	—

Total	$430	$548,906	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$517,274

Gross unrealized appreciation	32,657
Gross unrealized depreciation	(595)

Net unrealized appreciation	$32,062